Schedule of Investments (unaudited) July 31, 2020	iShares® U.S. Financial Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 39.7%
Associated Banc-Corp.	98,904	$1,269,927
BancorpSouth Bank	62,576	1,309,716
Bank of America Corp.	5,017,185	124,827,563
Bank of Hawaii Corp.	25,900	1,466,717
Bank OZK	77,618	1,866,713
BankUnited Inc.	59,495	1,198,229
BOK Financial Corp.	20,571	1,145,805
Cathay General Bancorp.	48,802	1,180,032
CIT Group Inc.	63,318	1,201,142
Citigroup Inc.	1,337,698	66,898,277
Citizens Financial Group Inc.	274,064	6,799,528
Comerica Inc.	89,115	3,432,710
Commerce Bancshares Inc.	64,429	3,689,205
Cullen/Frost Bankers Inc.	36,569	2,635,162
East West Bancorp. Inc.	90,842	3,148,584
Fifth Third Bancorp.	457,537	9,086,685
First Citizens BancShares Inc./NC, Class A	5,066	2,157,457
First Financial Bankshares Inc.	91,271	2,730,828
First Hawaiian Inc.	83,546	1,452,030
First Horizon National Corp.	355,242	3,293,093
First Republic Bank/CA	110,180	12,393,046
FNB Corp.	208,851	1,547,586
Fulton Financial Corp.	104,885	1,017,385
Glacier Bancorp. Inc.	56,887	2,008,680
Hancock Whitney Corp.	55,481	1,057,468
Home BancShares Inc./AR	98,638	1,610,759
Huntington Bancshares Inc./OH	651,090	6,035,604
International Bancshares Corp.	35,694	1,085,811
Investors Bancorp. Inc.	130,594	1,060,423
JPMorgan Chase & Co.	1,957,912	189,212,616
KeyCorp	625,699	7,514,645
M&T Bank Corp.	82,445	8,735,048
PacWest Bancorp.	74,952	1,369,748
People’s United Financial Inc.	272,666	2,942,066
Pinnacle Financial Partners Inc.	45,733	1,811,941
PNC Financial Services Group Inc. (The)	272,614	29,079,735
Popular Inc.	56,705	2,104,323
Prosperity Bancshares Inc.	59,401	3,300,320
Regions Financial Corp.	613,938	6,667,367
Signature Bank/New York NY	34,394	3,526,417
Sterling Bancorp./DE	125,122	1,407,623
SVB Financial Group(a)(b)	33,046	7,411,226
Synovus Financial Corp.	94,685	1,907,903
TCF Financial Corp.	97,822	2,689,127
Texas Capital Bancshares Inc.(a)	32,477	1,078,886
Truist Financial Corp.	865,837	32,434,254
Trustmark Corp.	40,393	909,650
U.S. Bancorp.	880,779	32,447,898
UMB Financial Corp.	27,438	1,366,412
Umpqua Holdings Corp.	141,880	1,539,398
United Bankshares Inc./WV	81,741	2,151,423
Valley National Bancorp.	251,826	1,881,140
Webster Financial Corp.	57,799	1,576,179
Wells Fargo & Co.	2,397,412	58,161,215
Western Alliance Bancorp.	59,474	2,138,090
Wintrust Financial Corp.	37,025	1,584,670
Zions Bancorp. N.A	105,188	3,415,454

		678,970,939

Security	Shares	Value

Capital Markets — 30.9%
Affiliated Managers Group Inc.	30,360	$2,088,464
Ameriprise Financial Inc.	78,610	12,076,854
Bank of New York Mellon Corp. (The)	517,750	18,561,338
BlackRock Inc.(c)	99,122	56,996,141
Blackstone Group Inc. (The), Class A	430,439	22,933,790
Cboe Global Markets Inc.	70,525	6,185,043
Charles Schwab Corp. (The)	736,250	24,406,687
CME Group Inc.	230,414	38,290,199
E*TRADE Financial Corp.	141,811	7,199,744
Eaton Vance Corp., NVS	73,187	2,644,978
Evercore Inc., Class A	26,093	1,442,943
FactSet Research Systems Inc.	24,345	8,430,674
Federated Investors Inc., Class B	61,777	1,628,442
Franklin Resources Inc.	178,058	3,748,121
Goldman Sachs Group Inc. (The)	198,873	39,368,899
Interactive Brokers Group Inc., Class A	49,225	2,441,560
Intercontinental Exchange Inc.	351,626	34,030,364
Invesco Ltd.	241,750	2,427,170
Janus Henderson Group PLC	98,867	2,065,332
Lazard Ltd., Class A	72,483	2,125,202
Legg Mason Inc.	53,604	2,679,664
LPL Financial Holdings Inc.	50,628	4,000,625
MarketAxess Holdings Inc.	24,360	12,586,812
Moody’s Corp.	103,613	29,146,337
Morgan Stanley	769,470	37,611,694
Morningstar Inc.	13,192	2,216,784
MSCI Inc.	54,628	20,539,035
Nasdaq Inc.	73,806	9,691,466
Northern Trust Corp.	133,687	10,474,376
Raymond James Financial Inc.	78,265	5,437,852
S&P Global Inc.	154,794	54,216,598
SEI Investments Co.	79,586	4,164,735
State Street Corp.	226,155	14,426,427
Stifel Financial Corp.	44,025	2,134,332
T Rowe Price Group Inc.	146,215	20,192,292
TD Ameritrade Holding Corp.	170,392	6,115,369
Tradeweb Markets Inc., Class A	49,519	2,677,492
Virtu Financial Inc., Class A	48,893	1,212,546

		528,616,381

Consumer Finance — 5.5%
Ally Financial Inc.	239,609	4,816,141
American Express Co.	424,142	39,580,931
Capital One Financial Corp.	292,567	18,665,775
Credit Acceptance Corp.(a)(b)	8,375	3,918,997
Discover Financial Services	196,818	9,728,714
FirstCash Inc.	26,640	1,535,530
Green Dot Corp., Class A(a)	31,322	1,587,712
LendingTree Inc.(a)(b)	4,968	1,720,369
Navient Corp.	110,543	879,922
OneMain Holdings Inc.	48,456	1,390,687
Santander Consumer USA Holdings Inc.	62,593	1,149,207
SLM Corp.	241,080	1,632,112
Synchrony Financial	345,163	7,638,457

		94,244,554

Diversified Financial Services — 0.3%
Equitable Holdings Inc.	260,208	5,323,856

Insurance — 0.3%
Fidelity National Financial Inc.	185,329	5,997,247

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® U.S. Financial Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 22.3%
Mastercard Inc., Class A	567,904	$175,215,421
Visa Inc., Class A	1,084,080	206,408,832

		381,624,253

Thrifts & Mortgage Finance — 0.7%
Capitol Federal Financial Inc.	91,886	886,700
Essent Group Ltd.	70,906	2,540,562
MGIC Investment Corp.	217,682	1,800,230
New York Community Bancorp. Inc.	297,972	3,137,645
Radian Group Inc.	125,256	1,868,820
TFS Financial Corp.	33,260	481,605
Washington Federal Inc.	48,751	1,137,848

		11,853,410

Total Common Stocks — 99.7% (Cost: $1,879,020,103)		1,706,630,640

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40%(c)(d)(e)	7,991,664	8,000,455

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(c)(d)	2,119,000	$2,119,000

		10,119,455

Total Short-Term Investments — 0.6% (Cost: $10,120,540)		10,119,455

Total Investments in Securities — 100.3% (Cost: $1,889,140,643)		1,716,750,095

Other Assets, Less Liabilities — (0.3)%		(5,858,000)

Net Assets — 100.0%		$1,710,892,095

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$195,785	$7,826,510	(a)	$—	$(20,388)	$(1,452)	$8,000,455	7,991,664	$53,018	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,109,000	1,010,000	(a)	—	—	—	2,119,000	2,119,000	1,091		—
BlackRock Inc.	19,996,755	38,716,398		(7,461,956)	1,286,840	4,458,104	56,996,141	99,122	228,879		—

					$1,266,452	$4,456,652	$67,115,596		$282,988		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Financial E-Mini Index	91	09/18/20	$6,716	$112,461

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® U.S. Financial Services ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,706,630,640	$—	$—	$1,706,630,640
Money Market Funds	10,119,455	—	—	10,119,455

	$1,716,750,095	$—	$—	$1,716,750,095

Derivative financial instruments(a)
Assets
Futures Contracts	$112,461	$—	$—	$112,461

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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